General information and significant events of the period (Details Narrative)										1 Months Ended					12 Months Ended
	Dec. 31, 2021 EUR (€) Number	Nov. 30, 2021 EUR (€) shares	Sep. 30, 2020 USD ($) Number	Apr. 30, 2020 EUR (€)	Apr. 30, 2020 USD ($)	Apr. 30, 2020 EUR (€)	Jan. 31, 2020 USD ($)	Jul. 31, 2019 USD ($)	Jan. 31, 2019 USD ($)	May 31, 2021 EUR (€) shares	Jan. 31, 2021 Number	Apr. 30, 2020 EUR (€)	Apr. 30, 2020 USD ($)	Feb. 28, 2020 USD ($)	Dec. 31, 2021 EUR (€) Number	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2021 USD ($) Number
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	€ 346,686,000														€ 346,686,000	€ 204,435,000	€ 64,439,000
Revenue from contracts with customers															347,186,000	109,357,000	124,926,000
Inventories write-down															5,700,000
Issuance of new shares | shares		5,175,000								8,145,176
Proceeds from issuing shares		€ 81,300,000								€ 82,800,000
Other revenue															285,101,000	44,383,000	(3,315,000)
Inventories	124,098,000														124,098,000	26,933,000
Contract Liabilities	128,758,000														128,758,000	89,636,000	1,426,000
Revenue from sale of goods															62,984,000	65,938,000	129,511,000
Revenue															348,086,000	110,321,000	€ 126,196,000
GlaxoSmithKline [member]
IfrsStatementLineItems [Line Items]
Amount paid to terminate contract															9,000,000.0
Amount to be paid to terminate contract															7,000,000.0
Other revenue															(10,700,000)
Coalition For Epidemic Preparedness Innovations [member]
IfrsStatementLineItems [Line Items]
Amount to be released under contract | $								$ 23,400,000
Maximum borrowing capacity | $														$ 85,000,000
Dynavax [member]
IfrsStatementLineItems [Line Items]
Commitments made by entity related party transactions | $					$ 136,800,000
Payments for product	47,900,000					€ 31,100,000
Amount written off				€ 40,700,000
Other current assets	7,200,000														7,200,000
Inventories	41,900,000														41,900,000
Pfizer Inc. [member]
IfrsStatementLineItems [Line Items]
Percentage of development cost to be paid				30.00%	30.00%
Percentage of Royalty				19.00%	19.00%
Contract Liabilities	79,600,000			€ 81,900,000		€ 81,900,000						€ 81,900,000			79,600,000
Other revenue																31,600,000
Cost To Obtain Contract															3,000,000.0
Bavarian Nordic [member]
IfrsStatementLineItems [Line Items]
Revenue from sale of goods															8,200,000
Instituto Butantan [member]
IfrsStatementLineItems [Line Items]
Contract Liabilities	800,000														800,000	1,000,000.0
Other revenue															2,100,000
IDT Biologika [member]
IfrsStatementLineItems [Line Items]
Contract Liabilities	16,400,000														16,400,000
IXIARO [member]
IfrsStatementLineItems [Line Items]
Revenue from contracts with customers															45,100,000	48,500,000
Decrease in revenue															3,400,000
IXIARO [member] | US Government Department of Defense [member]
IfrsStatementLineItems [Line Items]
Supply Contract Guaranteed Amount | $									$ 59,000,000
Supply Contract Potential Amount | $							$ 70,000,000
Contract Liabilities																0		$ 5,400,000
IXIARO [member] | US Government Department of Defense [member] | Base Year [member]
IfrsStatementLineItems [Line Items]
Revenue from sale of goods | $			$ 53,000,000
Number of doses | Number			370,000
Revenue | $			$ 135,000,000
IXIARO [member] | US Government Department of Defense [member] | First Option Year [member]
IfrsStatementLineItems [Line Items]
Revenue from sale of goods | $			$ 28,800,000
Number of doses | Number			200,000
IXIARO [member] | US Government Department of Defense [member] | Second Option Year [member]
IfrsStatementLineItems [Line Items]
Revenue from sale of goods | $			$ 36,000,000
Number of doses | Number			250,000
Revenue | $			$ 118,000,000
DUKORAL [member]
IfrsStatementLineItems [Line Items]
Revenue from contracts with customers															2,400,000	13,300,000
Decrease in revenue															10,900,000
VLA15 [member]
IfrsStatementLineItems [Line Items]
Upfront Payment												€ 116,900,000
VLA15 [member] | United States of America, Dollars
IfrsStatementLineItems [Line Items]
Upfront Payment | $													$ 130,000,000
Other assets [member] | Pfizer Inc. [member]
IfrsStatementLineItems [Line Items]
Cost To Obtain Contract																€ 2,800,000
Licensing and Services [member] | Pfizer Inc. [member]
IfrsStatementLineItems [Line Items]
Other revenue															€ 14,300,000
European Commission [member]
IfrsStatementLineItems [Line Items]
Number of VLA2001 Doses under Advance Purchase Agreement | Number															60,000,000
Contract Liabilities	116,900,000														€ 116,900,000
Kingdom of Bahrain [member]
IfrsStatementLineItems [Line Items]
Number of VLA2001 Doses under Advance Purchase Agreement | Number															1,000,000
Contract Liabilities	€ 3,800,000														€ 3,800,000
UK Authority [member]
IfrsStatementLineItems [Line Items]
Number of VLA2001 Doses under Terminated Agreement | Number															190,000,000
Number Of VLA 2001 Doses Ordered | Number											40,000,000
UK Authority Second Half of 2021 [member]
IfrsStatementLineItems [Line Items]
Number of VLA2001 Doses under Terminated Agreement | Number															60,000,000
UK Authority 2022 [member]
IfrsStatementLineItems [Line Items]
Number of VLA2001 Doses under Terminated Agreement | Number															40,000,000
UK Authority 2023 to 2025 [member]
IfrsStatementLineItems [Line Items]
Number of VLA2001 Doses under Terminated Agreement | Number															90,000,000
European Commission 2022 [member]
IfrsStatementLineItems [Line Items]
Number of VLA2001 Doses under Advance Purchase Agreement | Number															24,300,000
European Commission 2023 [member]
IfrsStatementLineItems [Line Items]
Number of VLA2001 Doses under Advance Purchase Agreement | Number															35,700,000
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Number of employees | Number	750														750			750